Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of mutual funds portfolio [line items]
Total	$ 465,282,723	$ 664,627,687
Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	80,719,884	92,962,949
FIMA Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	403,081	504,763
FIMA P.B. Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	691,359	1,105,180
FIMA Renta en pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	234,565	377,402
FIMA Ahorro pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	2,664,049	15,217,061
FIMA Renta Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	147,607	223,531
FIMA Premium [member]
Disclosure of mutual funds portfolio [line items]
Total	68,786,916	45,343,287
FIMA Ahorro Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	2,731,723	15,333,412
FIMA Capital Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	113,239	315,463
FIMA Abierto PyMES [member]
Disclosure of mutual funds portfolio [line items]
Total	584,054	481,169
FIMA Mix I [member]
Disclosure of mutual funds portfolio [line items]
Total	57,114	10,285
FIMA Renta Dolares I [member]
Disclosure of mutual funds portfolio [line items]
Total	1,659,818	11,342,465
FIMA Renta Dolares II [member]
Disclosure of mutual funds portfolio [line items]
Total	543,510	2,390,960
FIMA Renta Fija Internacional [member]
Disclosure of mutual funds portfolio [line items]
Total	2,009,672	297,847
FIMA Acciones Latinoamericanas Dolares [member]
Disclosure of mutual funds portfolio [line items]
Total	$ 93,177	$ 20,124